Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
ASSETS:
Cash And Cash Equivalents	$ 10,192,702	$ 7,629,771
Certificates Of Deposit With Other Banks	2,095,000	2,100,395
Investment And Mortgage-Backed Securities:
Available For Sale: (Amortized Cost of $420,876,924 and $430,241,854 at December 31, 2014 and 2013, Respectively)	429,700,540	431,003,452
Loans Receivable, Net:
Held For Sale	1,864,999	1,234,158
Held For Investment: (Net of Allowance of $14,615,198 and $12,501,800 at March 31, 2012 and 2011, Respectively)	338,009,496	357,682,507
Total Loans Receivable, Net	339,874,495	358,916,665
Accrued Interest Receivable:
Loans	971,569	1,031,747
Mortgage-Backed Securities	682,585	732,100
Investment Securities	1,408,924	1,393,156
Total Accrued Interest Receivable	3,063,078	3,157,003
Premises And Equipment, Net	18,233,226	17,243,390
Federal Home Loan Bank (FHLB) Stock, At Cost	3,144,600	5,016,600
Other Real Estate Owned	3,229,710	3,947,226
Bank Owned Life Insurance	11,150,045	11,474,305
Intangible Assets, Net	0	11,970
Goodwill	1,199,754	1,199,754
Other Assets	3,480,676	7,547,528
Total Assets	825,363,826	849,248,059
Liabilities:
Deposit Accounts	660,115,164	658,696,772
Advances From FHLB	52,900,000	87,740,058
Other Borrowings	8,523,348	8,002,739
Junior Subordinated Debentures	5,155,000	5,155,000
Advance Payments By Borrowers For Taxes And Insurance	266,352	255,364
Senior Convertible Debentures	6,084,000	6,084,000
Other Liabilities	4,884,577	5,324,046
Total Liabilities	737,928,441	771,257,979
Commitments (Notes 5 and 18)
Shareholders' Equity:
Serial Preferred Stock, $.01 Par Value; Authorized 200,000 Shares; Issued And Outstanding, 22,000 At March 31, 2012 And 2011, Respectively	22,000,000	22,000,000
Common Stock, $.01 Par Value; Authorized 5,000,000 Shares; Issued And Outstanding Shares, 3,144,934 And 2,944,001, Respectively, At March 31, 2012 And 2011	31,449	31,449
Additional Paid-In Capital	11,990,813	11,978,137
Treasury Stock, At Cost (200,933 Shares At March 31, 2012 And 2011, Respectively)	(4,330,712)	(4,330,712)
Accumulated Other Comprehensive Income	5,476,375	472,406
Retained Earnings	52,267,460	47,838,800
Total Shareholders' Equity	87,435,385	77,990,080
Total Liabilities And Shareholders' Equity	$ 825,363,826	$ 849,248,059